Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0003125 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	1.77
Maximum Aggregate Offering Price	$ 26,550,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,064.80
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low scale price of the Class A Ordinary Shares as reported on the Nasdaq Capital Market on August 6, 2025, a date within five business days prior to the filing of the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Offering: 3
Offering:
Fee Previously Paid	false